Discontinued operations - Net cash inflow on disposal of subsidiaries (Details) - EUR (€) € in Thousands		12 Months Ended
	Jan. 04, 2021	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Cash in from disposal of subsidiaries, net of cash disposed of		€ 28,696
Fidelta d.o.o. (fee-for-service segment)
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration received in cash and cash equivalents	€ 37,080	37,080
Less: cash and cash equivalents balances disposed of		(7,884)
Total consideration received, net of cash disposed of		29,196
Costs associated to the sale		(500)
Cash in from disposal of subsidiaries, net of cash disposed of		€ 28,696